Changes in Accumulated Other Comprehensive Loss by Component (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	$ 9,174,952	$ 9,803,588	$ 10,958,229
Change in accounting principle	0	0	(496)
Ending Balance	9,970,999	9,174,952	9,803,588
Interest rate cash flow hedges, net of tax | Interest rate cash flow hedges, net of tax
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	0	0	(387)
(Gains) losses reclassified from accumulated OCI, net of tax	0	0	387
Change in accounting principle			0
Ending Balance	0	0	0
Other postretirement benefits liability adjustment, net of tax
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(5,355)	(5,199)	(5,019)
(Gains) losses reclassified from accumulated OCI, net of tax	744	(156)	316
Change in accounting principle			(496)
Ending Balance	(4,611)	(5,355)	(5,199)
Accumulated other comprehensive loss, net of tax
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(5,355)	(5,199)	(5,406)
(Gains) losses reclassified from accumulated OCI, net of tax	744	(156)	703
Change in accounting principle			(496)
Ending Balance	$ (4,611)	$ (5,355)	$ (5,199)